Akros Monthly Payout ETF	August 31, 2023
SCHEDULE OF INVESTMENTS	(Unaudited)

	Number of Shares	Value
COMMON STOCKS – 28.6%
COMMUNICATION SERVICES – 3.2%
Alphabet, Inc., Class A*	279	$37,991
Electronic Arts, Inc.	61	7,319
Meta Platforms, Inc., Class A*	68	20,121
Omnicom Group, Inc.	98	7,939
		73,370
CONSUMER DISCRETIONARY – 4.1%
Amazon.com, Inc.*	240	33,122
Best Buy Co., Inc.	97	7,416
Booking Holdings, Inc.*	3	9,315
Home Depot, Inc. (The)	44	14,533
Lowe's Cos., Inc.	45	10,372
NIKE, Inc., Class B	96	9,764
Ralph Lauren Corp.	61	7,114
		91,636
CONSUMER STAPLES – 0.9%
Sysco Corp.	112	7,801
Walmart, Inc.	77	12,521
		20,322
FINANCIALS – 1.1%
Mastercard, Inc., Class A	39	16,093
PayPal Holdings, Inc.*	127	7,939
		24,032
HEALTH CARE – 2.7%
Biogen, Inc.*	32	8,555
Centene Corp.*	128	7,891
Eli Lilly & Co.	35	19,397
HCA Healthcare, Inc.	32	8,874
McKesson Corp.	22	9,071
Moderna, Inc.*	72	8,141
		61,929
INDUSTRIALS – 3.2%
Ferguson PLC	52	8,401
General Dynamics Corp.	40	9,066
Honeywell International, Inc.	52	9,773
Illinois Tool Works, Inc.	35	8,657
Lockheed Martin Corp.	22	9,864
Northrop Grumman Corp.	20	8,662
Oshkosh Corp.	87	9,033
United Parcel Service, Inc., Class B	56	9,486
		72,942
INFORMATION TECHNOLOGY – 12.6%
Accenture PLC, Class A	37	11,980
Adobe, Inc.*	24	13,424
Apple, Inc.	266	49,973
Applied Materials, Inc.	68	10,388
Autodesk, Inc.*	41	9,100
Cisco Systems, Inc.	231	13,248
Cognizant Technology Solutions Corp., Class A	128	9,166
Dell Technologies, Inc., Class C	152	8,548
DXC Technology Co.*	284	5,890
HP, Inc.	255	7,576
International Business Machines Corp.	72	10,572
Jabil, Inc.	74	8,467
KLA Corp.	18	9,034

	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
LAM Research Corp.	13	$9,131
Microsoft Corp.	154	50,475
NetApp, Inc.	104	7,977
NVIDIA Corp.	65	32,081
QUALCOMM, Inc.	82	9,391
VMware, Inc., Class A*	53	8,945
		285,366
MATERIALS – 0.4%
Dow, Inc.	154	8,402
REAL ESTATE – 0.4%
CBRE Group, Inc., Class A*	100	8,505
TOTAL COMMON STOCKS
(Cost $646,505)		646,504

EXCHANGE-TRADED FUNDS – 71.1%
COMMODITY – 21.9%
iShares Gold Trust*	1,151	42,299
iShares Gold Trust Micro*	11,711	226,959
SPDR Gold MiniShares Trust*	5,895	226,840
		496,098
EQUITY – 33.8%
FlexShares Morningstar Global Upstream Natural Resources Index Fund	5,444	223,095
Real Estate Select Sector SPDR Fund	868	32,133
SPDR S&P Global Natural Resources ETF	3,996	223,736
SPDR S&P North American Natural Resources ETF	1,684	90,356
Vanguard Total International Stock ETF	3,492	194,505
		763,825
FIXED INCOME – 5.5%
iShares Broad USD High Yield Corporate Bond ETF	2,259	80,082
Vanguard Short-Term Corporate Bond ETF	583	44,191
		124,273
REAL ESTATE – 9.9%
Vanguard Real Estate ETF	2,706	222,921
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,611,988)		1,607,117

SHORT-TERM INVESTMENTS – 0.2%

Invesco Government & Agency Portfolio - Institutional Class, 5.25%(a)	5,405	5,405
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,405)		5,405
TOTAL INVESTMENTS – 99.9%
(Cost $2,263,898)		2,259,026
Liabilities in Excess of Other Assets – 0.1%		(108)
TOTAL NET ASSETS – 100.0%		$2,258,918

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.